Long-Term Debt - Repayment Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
June 30, 2023	$ 273,614
June 30, 2024	182,654
June 30, 2025	150,043
June 30, 2026	170,808
June 30, 2027	194,751
June 30, 2028 and thereafter	153,814
Total	$ 1,125,684	$ 1,085,576